POWER DIVIDEND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.0%
	ADVERTISING & MARKETING - 2.0%
7,715	Interpublic Group of Companies, Inc.	$ 225,278

	APPAREL & TEXTILE PRODUCTS - 2.0%
11,362	Hanesbrands, Inc.	223,491

	ASSET MANAGEMENT - 3.8%
912	Ameriprise Financial, Inc.	211,994
1,248	T Rowe Price Group, Inc.	214,157
		426,151
	BEVERAGES - 2.0%
1,567	PepsiCo, Inc.	221,652

	BIOTECH & PHARMA - 5.7%
3,288	Bristol-Myers Squibb Company	207,571
1,276	Johnson & Johnson	209,711
6,056	Pfizer, Inc.	219,409
		636,691
	CHEMICALS - 4.1%
8,437	Chemours Company	235,477
3,397	Dow, Inc.	217,204
		452,681
	DIVERSIFIED INDUSTRIALS - 5.9%
1,152	3M Company	221,967
2,359	Emerson Electric Company	212,829
999	Illinois Tool Works, Inc.	221,298
		656,094
	ELECTRIC UTILITIES - 3.8%
5,600	NRG Energy, Inc.	211,288
11,693	Vistra Corporation	206,732
		418,020
	ELECTRICAL EQUIPMENT - 2.0%
836	Rockwell Automation, Inc.	221,908

	ENTERTAINMENT CONTENT - 2.0%
6,039	Fox Corporation, Class A	218,068

	FOOD - 2.0%
3,478	Kellogg Company	220,157

	HEALTH CARE FACILITIES & SERVICES - 6.1%
2,953	CVS Health Corporation	222,154
1,756	Quest Diagnostics, Inc.	225,365
608	UnitedHealth Group, Inc.	226,219
		673,738
	HOME & OFFICE PRODUCTS - 2.1%
8,685	Newell Brands, Inc.	232,584

	HOUSEHOLD PRODUCTS - 2.0%
4,781	Energizer Holdings, Inc.	226,907

	INDUSTRIAL SUPPORT SERVICES - 1.9%
2,319	MSC Industrial Direct Company, Inc., Class A	209,151

	INSTITUTIONAL FINANCIAL SERVICES - 6.0%
1,648	Evercore, Inc., Class A	217,108
5,202	Lazard Ltd., Class A	226,339
7,286	Virtu Financial, Inc., Class A	226,230
		669,677
	INSURANCE - 1.9%
3,528	Mercury General Corporation	214,538

	OIL & GAS PRODUCERS - 5.9%
24,153	Antero Midstream Corporation	218,102
28,405	Equitrans Midstream Corporation	231,785
8,960	Williams Companies, Inc.	212,262
		662,149
	PUBLISHING & BROADCASTING - 3.7%
3,829	John Wiley & Sons, Inc., Class A	207,532
1,470	Nexstar Media Group, Inc., Class A	206,432
		413,964
	RETAIL - DISCRETIONARY - 2.0%
1,915	Genuine Parts Company	221,355

	RETAIL REIT - 1.8%
1,786	Simon Property Group, Inc.	203,193

	SEMICONDUCTORS - 5.8%
434	Broadcom, Inc.	201,228
3,351	Intel Corporation	214,464
1,193	Texas Instruments, Inc.	225,466
		641,158
	SPECIALTY FINANCE - 9.7%
2,132	Discover Financial Services	202,519
5,238	Fidelity National Financial, Inc.	212,977
3,854	First American Financial Corporation	218,328
4,280	OneMain Holdings, Inc.	229,921
5,225	Synchrony Financial	212,449
		1,076,194
	SPECIALTY REIT - 2.0%
5,833	Iron Mountain, Inc.	215,880

	TECHNOLOGY HARDWARE - 2.1%
4,516	Cisco Systems, Inc.	233,522

	TECHNOLOGY SERVICES - 2.0%
1,709	International Business Machines Corporation	227,741

	TELECOMMUNICATIONS - 3.8%
16,204	Lumen Technologies, Inc.	216,324
3,636	Verizon Communications, Inc.	211,433
		427,757
	TRANSPORTATION & LOGISTICS - 2.0%
2,978	Ryder System, Inc.	225,285

	TRANSPORTATION EQUIPMENT - 1.9%
5,286	Allison Transmission Holdings, Inc.	215,827

	TOTAL COMMON STOCKS (Cost $10,408,248)	10,910,811

	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 2.1%
10	Fidelity Government Portfolio, Institutional Class, 0.01%(a)	10

236,752	Goldman Sachs Financial Square Government Fund, Class FST, 0.04%(a)	236,753
	TOTAL MONEY MARKET FUNDS (Cost $236,763)	236,763

	TOTAL SHORT-TERM INVESTMENTS (Cost $236,763)	236,763

	TOTAL INVESTMENTS - 100.1% (Cost $10,645,011)	$ 11,147,574
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(12,871)
	NET ASSETS - 100.0%	$ 11,134,703

LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of March 31, 2021.

See accompanying notes which are an integral part of this schedule of investments.

POWER MOMENTUM INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 97.9%
	ADVERTISING & MARKETING - 1.6%
1,807	Trade Desk, Inc., Class A(a)	$ 1,177,550

	ASSET MANAGEMENT - 4.1%
6,389	Ameriprise Financial, Inc.	1,485,123
10,666	LPL Financial Holdings, Inc.	1,516,279
		3,001,402
	BANKING - 1.9%
2,802	SVB Financial Group(a)	1,383,235

	BIOTECH & PHARMA - 1.8%
6,925	Eli Lilly and Company	1,293,729

	CABLE & SATELLITE - 2.0%
2,360	Charter Communications, Inc., Class A(a)	1,456,167

	CHEMICALS - 2.3%
59,091	Chemours Company	1,649,229

	COMMERCIAL SUPPORT SERVICES - 1.9%
18,325	Robert Half International, Inc.	1,430,633

	E-COMMERCE DISCRETIONARY - 4.1%
467	Amazon.com, Inc.(a)	1,444,935
25,415	eBay, Inc.	1,556,415
		3,001,350
	ELECTRIC UTILITIES - 2.0%
39,332	NRG Energy, Inc.	1,483,996

	HEALTH CARE FACILITIES & SERVICES - 2.1%
6,490	Molina Healthcare, Inc.(a)	1,517,102

	HOUSEHOLD PRODUCTS - 3.9%
4,969	Estee Lauder Companies, Inc., Class A	1,445,234

27,669	Nu Skin Enterprises, Inc., Class A	1,463,413
		2,908,647
	INSTITUTIONAL FINANCIAL SERVICES - 4.1%
11,538	Evercore, Inc., Class A	1,520,016
51,032	Virtu Financial, Inc., Class A	1,584,544
		3,104,560
	LEISURE FACILITIES & SERVICES - 1.9%
997	Chipotle Mexican Grill, Inc.(a)	1,416,558

	MACHINERY - 2.1%
4,052	Deere & Company	1,516,015

	MEDICAL EQUIPMENT & DEVICES - 5.3%
51,404	Avantor, Inc.(a)	1,487,118
2,782	IDEXX Laboratories, Inc.(a)	1,361,260
8,880	Quidel Corporation(a)	1,136,018
		3,984,396
	METALS & MINING - 1.8%
19,995	Southern Copper Corporation	1,357,061

	OIL & GAS PRODUCERS - 2.1%
59,912	Continental Resources, Inc. (a)	1,549,924

	RENEWABLE ENERGY - 1.8%
8,288	Enphase Energy, Inc.(a)	1,343,982

	RETAIL - CONSUMER STAPLES - 4.1%
7,629	Five Below, Inc.(a)	1,455,537
7,743	Target Corporation	1,533,656
		2,989,193
	RETAIL - DISCRETIONARY - 6.8%
19,655	Dick's Sporting Goods, Inc.	1,496,728
8,888	Tractor Supply Company	1,573,887
10,808	Williams-Sonoma, Inc.	1,936,794
		5,007,409
	SELF-STORAGE REIT - 2.0%
11,257	Extra Space Storage, Inc.	1,492,115

	SEMICONDUCTORS - 14.1%
12,188	Applied Materials, Inc.	1,628,318
3,037	Broadcom, Inc.	1,408,135

4,653	KLA Corporation	1,537,351
2,556	Lam Research Corporation	1,521,433
10,615	QUALCOMM, Inc.	1,407,443
11,230	Teradyne, Inc.	1,366,466
8,350	Texas Instruments, Inc.	1,578,067
		10,447,213
	SOFTWARE - 14.5%
6,188	Atlassian Corp plc, Class A(a)	1,304,183
10,393	Cadence Design Systems, Inc.(a)	1,423,737
6,826	Crowdstrike Holdings, Inc., Class A(a)	1,245,813
6,657	DocuSign, Inc.(a)	1,347,710
11,713	Manhattan Associates, Inc.(a)	1,374,872
35,857	Teradata Corporation(a)	1,381,929
5,223	Veeva Systems, Inc., Class A(a)	1,364,457
3,898	Zoom Video Communications, Inc., Class A(a)	1,252,388
		10,695,089
	TECHNOLOGY HARDWARE - 1.9%
2,901	Zebra Technologies Corporation, Class A(a)	1,407,507

	TECHNOLOGY SERVICES - 3.6%
2,576	MarketAxess Holdings, Inc.	1,282,642
5,575	PayPal Holdings, Inc.(a)	1,353,833
		2,636,475
	TRANSPORTATION & LOGISTICS - 2.1%
20,865	Ryder System, Inc.	1,578,437

	WHOLESALE - DISCRETIONARY - 2.0%
4,339	Pool Corporation	1,497,996

	TOTAL COMMON STOCKS (Cost $70,354,678)	72,326,970

	SHORT-TERM INVESTMENTS — 2.2%
	MONEY MARKET FUNDS - 2.2%
129	Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%(b)	129
75	Fidelity Government Portfolio, Institutional Class, 0.01%(b)	75
1,602,595	Goldman Sachs Financial Square Government Fund, Class FST, 0.04%(b)	1,602,594
	TOTAL MONEY MARKET FUNDS (Cost $1,602,798)	1,602,798

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,602,798)	1,602,798

TOTAL INVESTMENTS - 100.1% (Cost $71,957,476)	$ 73,929,768
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(94,904)
NET ASSETS - 100.0%	$ 73,834,864

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

See accompanying notes which are an integral part of this schedule of investments.

Power VIT Funds

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2021

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities and other assets held by the Funds listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. When the market for these securities is considered active, they will be classified within Level 1 of the fair value hierarchy. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or are determined to be unreliable, securities will be valued using the “fair value” procedures approved by the Board. The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for the Funds’ investments measured at fair value:

Power Dividend Index VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 10,910,811	$ -	$ -	$ 10,910,811
Money Market Funds	236,763	-	-	236,763
Total	$ 11,147,574	$ -	$ -	$ 11,147,574

Power Momentum Index VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 72,326,970	$ -	$ -	$ 72,326,970
Money Market Funds	1,602,798	-	-	1,602,798
Total	$ 73,929,768	$ -	$ -	$ 73,929,768

The Funds did not hold any Level 3 securities during the year.

* Refer to the Portfolios of Investments for classification by asset class.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Power Dividend Index VIT Fund	$ 10,654,329	$ 611,320	$ (118,075)	$ 493,245
Power Momentum Index VIT Fund	71,959,839	3,741,586	(1,771,657)	1,969,929